THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825


[Pioneer logo]


                                                 November 2, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Bond Fund (the "Fund")
              (File Nos. 2-62436 and 811-02864)
              CIK NO. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus dated October 28, 1998 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 26 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000276776-98-000012) on October 26, 1998.

     If you have any questions  about this  certification,  please contact me at
(617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Linda K. Nishi

                                                 Linda K. Nishi
                                                 Senior Legal Product Manager

cc:           Mses. Rajotte/Alves
              Joseph Barri, Esq.
              David Phelan, Esq.
              Timothy Silva, Esq.